UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21563
Investment Company Act File Number
Eaton Vance Short Duration Diversified Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Eaton Vance Short Duration Diversified Income Fund	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Senior Floating-Rate Interests - 49.8%(1)

Principal
Amount*	Borrower/Tranche Description	Value

Aerospace and Defense - 1.2%
	ACTS Aero Technical Support & Service, Inc.
187,773	Term Loan, 7.33%, Maturing October 5, 2014	$23,472
	DAE Aviation Holdings, Inc.
114,894	Term Loan, 4.42%, Maturing July 31, 2014	54,574
113,262	Term Loan, 4.92%, Maturing July 31, 2014	53,799
	Evergreen International Aviation
262,974	Term Loan, 9.00%, Maturing October 31, 2011	153,840
	Hawker Beechcraft Acquisition
1,875,551	Term Loan, 3.46%, Maturing March 26, 2014	1,039,888
110,132	Term Loan, 3.46%, Maturing March 26, 2014	61,062
	Hexcel Corp.
388,666	Term Loan, 4.48%, Maturing March 1, 2012	342,026
	TransDigm, Inc.
1,000,000	Term Loan, 3.50%, Maturing June 23, 2013	875,000
	Vought Aircraft Industries, Inc.
847,986	Term Loan, 2.91%, Maturing December 17, 2011	651,535
121,212	Term Loan, 2.94%, Maturing December 17, 2011	80,606

		$3,335,802

Air Transport - 0.3%
	Delta Air Lines, Inc.
344,750	Term Loan - Second Lien, 3.69%, Maturing April 30, 2014	$175,207
	Northwest Airlines, Inc.
813,112	DIP Loan, 2.39%, Maturing August 21, 2009	687,079

		$862,286

Automotive - 3.1%
	Accuride Corp.
535,682	Term Loan, 3.94%, Maturing January 31, 2012	$382,630
	Adesa, Inc.
885,330	Term Loan, 3.22%, Maturing October 18, 2013	598,483
	Allison Transmission, Inc.
803,444	Term Loan, 3.17%, Maturing September 30, 2014	525,395

Principal
Amount*		Borrower/Tranche Description	Value

		ATU AFM Auto Holding GmbH & Co.
EUR	750,000	Term Loan, 7.28%, Maturing August 20, 2013	$324,901
		Chrysler Financial
	494,991	Term Loan, 6.00%, Maturing August 1, 2014	301,944
		Dayco Europe S.R.I.
EUR	222,196	Term Loan, 6.60%, Maturing June 21, 2010	194,967
		Dayco Products, LLC
	490,795	Term Loan, 6.55%, Maturing June 21, 2011	165,643
		Delphi Corp.
	849,553	DIP Loan, 9.25%, Maturing December 31, 2008	590,439
		Federal-Mogul Corp.
	293,684	Term Loan, 2.36%, Maturing December 27, 2014	140,968
	227,369	Term Loan, 2.30%, Maturing December 27, 2015	109,137
		Ford Motor Co.
	490,000	Term Loan, 5.00%, Maturing December 15, 2013	178,544
		General Motors Corp.
	1,402,678	Term Loan, 2.78%, Maturing November 29, 2013	624,776
		Goodyear Tire & Rubber Co.
	3,175,000	Term Loan - Second Lien, 2.14%, Maturing April 30, 2010	2,349,500
		HLI Operating Co., Inc.
EUR	27,273	Term Loan, 5.25%, Maturing May 30, 2014	15,016
EUR	1,303,782	Term Loan, 7.22%, Maturing May 30, 2014	884,762
		Keystone Automotive Operations, Inc.
	237,726	Term Loan, 4.71%, Maturing January 12, 2012	98,062
		LKQ Corp.
	246,155	Term Loan, 2.60%, Maturing October 12, 2014	208,001
		TriMas Corp.
	1,070,313	Term Loan, 4.45%, Maturing August 2, 2011	652,891
	297,832	Term Loan, 3.04%, Maturing August 2, 2013	181,678

			$8,527,737

Beverage and Tobacco - 0.2%
		Culligan International Co.
EUR	300,000	Term Loan - Second Lien, 8.03%, Maturing May 31, 2013	$103,232
		Liberator Midco, Ltd.
EUR	250,000	Term Loan, 4.02%, Maturing October 27, 2013	247,677
EUR	244,357	Term Loan, 4.40%, Maturing October 27, 2014	242,087

			$592,996

Building and Development - 1.3%
		Brickman Group Holdings, Inc.
	595,455	Term Loan, 2.41%, Maturing January 23, 2014	$408,631
		Building Materials Corp. of America
	392,070	Term Loan, 3.87%, Maturing February 22, 2014	255,685
		Epco/Fantome, LLC
	440,000	Term Loan, 3.03%, Maturing November 23, 2010	413,600

Principal
Amount*	Borrower/Tranche Description	Value

	Hovstone Holdings, LLC
132,500	Term Loan, 4.83%, Maturing February 28, 2009	$71,523
	LNR Property Corp.
704,000	Term Loan, 6.69%, Maturing July 3, 2011	378,986
	Mueller Water Products, Inc.
500,000	Term Loan, 2.77%, Maturing May 24, 2014	404,375
	Panolam Industries Holdings, Inc.
155,749	Term Loan, 3.16%, Maturing September 30, 2012	91,892
	Realogy Corp.
255,950	Term Loan, 3.42%, Maturing September 1, 2014	152,371
950,675	Term Loan, 5.71%, Maturing September 1, 2014	565,949
	TRU 2005 RE Holding Co.
575,000	Term Loan, 3.45%, Maturing December 9, 2009	277,797
	United Subcontractors, Inc.
252,745	Term Loan - Second Lien, 11.69%, Maturing June 27, 2013(2)(6)	10,110
	Wintergames Acquisition ULC
733,068	Term Loan, 7.91%, Maturing April 24, 2009	480,159

		$3,511,078

Business Equipment and Services - 3.3%
	Acxiom Corp.
470,813	Term Loan, 3.51%, Maturing September 15, 2012	$395,483
	Affiliated Computer Services
500,000	Term Loan, Maturing March 20, 2013(3)	462,031
	Affinion Group, Inc.
908,129	Term Loan, 4.65%, Maturing October 17, 2012	665,205
	Allied Barton Security Service
199,538	Term Loan, 6.75%, Maturing February 21, 2015	177,589
	Education Management, LLC
1,422,374	Term Loan, 3.25%, Maturing June 1, 2013	1,090,961
	Info USA, Inc.
194,040	Term Loan, 3.46%, Maturing February 14, 2012	150,381
	Intergraph Corp.
921,020	Term Loan, 4.18%, Maturing May 29, 2014	747,178
	Mitchell International, Inc.
191,575	Term Loan, 3.50%, Maturing March 28, 2014	143,681
	N.E.W. Holdings I, LLC
270,038	Term Loan, 4.24%, Maturing May 22, 2014	169,224
	Protection One, Inc.
190,528	Term Loan, 2.66%, Maturing March 31, 2012	133,370
	Sabre, Inc.
1,364,593	Term Loan, 2.88%, Maturing September 30, 2014	625,154
	Sitel (Client Logic)
273,201	Term Loan, 6.58%, Maturing January 29, 2014	169,385

Principal
Amount*		Borrower/Tranche Description	Value

		SunGard Data Systems, Inc.
	1,910,840	Term Loan, 3.71%, Maturing February 11, 2013	$1,494,550
		TDS Investor Corp.
EUR	525,796	Term Loan, 5.22%, Maturing August 23, 2013	345,030
		Ticketmaster
	1,000,000	Term Loan, 6.64%, Maturing July 22, 2014	740,000
		Valassis Communications, Inc.
	108,853	Term Loan, 3.21%, Maturing March 2, 2014	71,707
	483,740	Term Loan, 3.21%, Maturing March 2, 2014	318,663
		VWR International, Inc.
	450,000	Term Loan, 2.91%, Maturing June 28, 2013	333,000
		WAM Acquisition, S.A.
EUR	153,716	Term Loan, 4.60%, Maturing May 4, 2014	93,817
EUR	93,087	Term Loan, 4.60%, Maturing May 4, 2014	56,813
EUR	153,716	Term Loan, 5.10%, Maturing May 4, 2015	93,817
EUR	93,087	Term Loan, 5.10%, Maturing May 4, 2015	56,813
		West Corp.
	686,031	Term Loan, 2.78%, Maturing October 24, 2013	493,085

			$9,026,937

Cable and Satellite Television - 3.9%
		Cequel Communications, LLC
	475,000	Term Loan - Second Lien, 7.69%, Maturing May 5, 2014	$217,075
	1,087,566	Term Loan - Second Lien, 9.13%, Maturing May 5, 2014(6)	517,681
		Charter Communications Operating, Inc.
	1,971,915	Term Loan, 3.44%, Maturing April 28, 2013	1,513,445
		CSC Holdings, Inc.
	1,488,520	Term Loan, 2.08%, Maturing March 29, 2013	1,346,490
		CW Media Holdings, Inc.
	197,500	Term Loan, 4.71%, Maturing February 15, 2015	145,656
		Insight Midwest Holdings, LLC
	1,029,375	Term Loan, 2.45%, Maturing April 6, 2014	900,703
		Kabel Deutschland GmbH
EUR	1,000,000	Term Loan, 6.91%, Maturing March 31, 2012	1,112,638
		Mediacom Broadband Group
	1,984,810	Term Loan, 2.06%, Maturing January 31, 2015	1,687,089
		Orion Cable GmbH
EUR	225,566	Term Loan, 7.69%, Maturing October 31, 2014	167,513
EUR	225,566	Term Loan, 8.41%, Maturing October 31, 2015	169,318
		ProSiebenSat.1 Media AG
EUR	61,836	Term Loan, 4.59%, Maturing March 2, 2015	7,786
EUR	9,415	Term Loan, 5.95%, Maturing June 26, 2015	5,874
EUR	231,985	Term Loan, 5.95%, Maturing June 26, 2015	144,730
EUR	61,836	Term Loan, 4.84%, Maturing March 2, 2016	7,786

Principal
Amount*		Borrower/Tranche Description	Value

		UPC Broadband Holding B.V.
EUR	1,150,000	Term Loan, 4.64%, Maturing October 16, 2011	$1,060,171
	1,550,000	Term Loan, 2.20%, Maturing December 31, 2014	1,251,625
		YPSO Holding SA
EUR	496,137	Term Loan, 4.27%, Maturing July 28, 2014	344,966
EUR	191,468	Term Loan, 4.27%, Maturing July 28, 2014	133,128
EUR	312,395	Term Loan, 4.27%, Maturing July 28, 2014	217,209

			$10,950,883

Chemicals and Plastics - 2.6%
		Brenntag Holding GmbH and Co.
EUR	1,111,253	Term Loan, 9.57%, Maturing December 23, 2013(6)	$718,539
		Celanese Holdings, LLC
	1,492,424	Term Loan, 2.94%, Maturing April 2, 2014	1,226,276
		Cognis GmbH
	400,000	Term Loan, 5.33%, Maturing September 15, 2013	239,200
		Foamex International, Inc.
	210,205	Term Loan, 4.27%, Maturing February 12, 2013	65,864
		Georgia Gulf Corp.
	186,123	Term Loan, 7.91%, Maturing October 3, 2013	95,388
		Huntsman International, LLC
	1,000,000	Term Loan, 2.16%, Maturing August 16, 2012	710,469
		INEOS Group
	1,218,045	Term Loan, 8.20%, Maturing December 14, 2013	468,947
	1,218,045	Term Loan, 8.70%, Maturing December 14, 2014	479,605
		Innophos, Inc.
	432,124	Term Loan, 3.41%, Maturing August 10, 2010	414,839
		Kleopatra
	225,000	Term Loan, 4.25%, Maturing January 3, 2016	114,000
EUR	200,000	Term Loan, 6.16%, Maturing January 3, 2016	135,082
		Kranton Polymers, LLC
	626,843	Term Loan, 3.44%, Maturing May 12, 2013	327,003
		Lucite International Group Holdings
	180,487	Term Loan, 3.43%, Maturing July 7, 2013	162,438
	63,912	Term Loan, 3.43%, Maturing July 7, 2013	57,521
		MacDermid, Inc.
EUR	399,565	Term Loan, 4.02%, Maturing April 12, 2014	230,221
		Millenium Inorganic Chemicals
	300,000	Term Loan - Second Lien, 7.21%, Maturing October 31, 2014	163,500
		Propex Fabrics, Inc.
	241,513	Term Loan, 7.25%, Maturing July 31, 2012(6)	53,737
		Rockwood Specialties Group
EUR	1,440,000	Term Loan, 3.52%, Maturing July 30, 2012	1,498,068

			$7,160,697

Principal
Amount*		Borrower/Tranche Description	Value

Clothing/Textiles - 0.4%
		Hanesbrands, Inc.
	1,000,000	Term Loan, Maturing September 5, 2013(3)	$905,000
	250,000	Term Loan - Second Lien, 4.91%, Maturing March 5, 2014	210,417
		St. John Knits International, Inc.
	115,533	Term Loan, 3.41%, Maturing March 23, 2012	77,984

			$1,193,401

Conglomerates - 1.8%
		Doncasters (Dunde HoldCo 4 Ltd.)
	123,889	Term Loan, 2.94%, Maturing July 13, 2015	$85,897
	123,889	Term Loan, 3.44%, Maturing July 13, 2015	85,897
GBP	250,000	Term Loan - Second Lien, 6.56%, Maturing January 13, 2016	187,188
		ISS Holdings A/S
EUR	122,807	Term Loan, 5.24%, Maturing December 31, 2013	107,105
EUR	877,193	Term Loan, 5.24%, Maturing December 31, 2013	765,035
		Jarden Corp.
	202,301	Term Loan, 3.21%, Maturing January 24, 2012	173,473
	494,976	Term Loan, 3.96%, Maturing January 24, 2012	435,084
	1,000,000	Term Loan, Maturing January 24, 2012(3)	857,500
		Polymer Group, Inc.
	1,205,780	Term Loan, 3.35%, Maturing November 22, 2012	910,364
		RGIS Holdings, LLC
	844,286	Term Loan, 3.30%, Maturing April 30, 2014	596,277
	42,214	Term Loan, 3.96%, Maturing April 30, 2014	29,814
		The Manitowoc Company, Inc.
	250,000	Term Loan, 6.50%, Maturing August 21, 2014	194,687
		US Investigations Services, Inc.
	518,421	Term Loan, 4.28%, Maturing February 21, 2015	409,812
		Vertrue, Inc.
	246,875	Term Loan, 4.46%, Maturing August 16, 2014	179,602

			$5,017,735

Containers and Glass Products - 1.7%
		Berry Plastics Corp.
	536,663	Term Loan, 2.42%, Maturing April 3, 2015	$395,789
		Consolidated Container Co.
	319,313	Term Loan, 2.58%, Maturing March 28, 2014	193,823
		Crown Americas, Inc.
EUR	970,000	Term Loan, 4.08%, Maturing November 15, 2012	1,006,010
		JSG Acquisitions
EUR	500,000	Term Loan, 4.59%, Maturing December 31, 2014	409,488
EUR	500,000	Term Loan, 4.59%, Maturing December 31, 2014	409,488
		Pregis Corp.
	967,500	Term Loan, 2.66%, Maturing October 12, 2011	774,000

Principal
Amount*		Borrower/Tranche Description	Value

		Smurfit-Stone Container Corp.
	500,000	DIP Loan, Maturing August 6, 2010(3)	$475,000
	428,496	Term Loan, 2.43%, Maturing November 1, 2011	286,735
	244,516	Term Loan, 3.78%, Maturing November 1, 2011	163,622
	717,892	Term Loan, 3.86%, Maturing November 1, 2011	472,014

			$4,585,969

Cosmetics/Toiletries - 0.5%
		Bausch & Lomb, Inc.
	241,613	Term Loan, 3.43%, Maturing April 30, 2015(4)	$203,041
	956,787	Term Loan, 4.71%, Maturing April 30, 2015	804,043
		Prestige Brands, Inc.
	524,564	Term Loan, 2.66%, Maturing April 7, 2011	458,994

			$1,466,078

Drugs - 0.3%
		Pharmaceutical Holdings Corp.
	100,826	Term Loan, 3.70%, Maturing January 30, 2012	$84,190
		Stiefel Laboratories, Inc.
	152,514	Term Loan, 3.41%, Maturing December 28, 2013	127,349
	199,398	Term Loan, 3.41%, Maturing December 28, 2013	166,497
		Warner Chilcott Corp.
	138,670	Term Loan, 3.46%, Maturing January 18, 2012	124,422
	381,470	Term Loan, 3.46%, Maturing January 18, 2012	342,274

			$844,732

Ecological Services and Equipment - 0.4%
		Big Dumpster Merger Sub, Inc.
	96,550	Term Loan, 2.66%, Maturing February 5, 2013	$45,861
		Blue Waste B.V. (AVR Acquisition)
EUR	500,000	Term Loan, 5.22%, Maturing April 1, 2015	492,154
		Sensus Metering Systems, Inc.
	359,361	Term Loan, 3.13%, Maturing December 17, 2010	327,019
		Wastequip, Inc.
	397,200	Term Loan, 2.66%, Maturing February 5, 2013	188,670

			$1,053,704

Electronics/Electrical - 1.3%
		Aspect Software, Inc.
	448,500	Term Loan, 4.56%, Maturing July 11, 2011	$233,220
	500,000	Term Loan - Second Lien, 9.19%, Maturing July 11, 2013	140,000
		Freescale Semiconductor, Inc.
	1,200,500	Term Loan, 3.93%, Maturing December 1, 2013	621,259
		Infor Enterprise Solutions Holdings
	738,711	Term Loan, 5.21%, Maturing July 28, 2012	435,839
	385,414	Term Loan, 5.21%, Maturing July 28, 2012	227,394

Principal
Amount*		Borrower/Tranche Description	Value

	250,000	Term Loan - Second Lien, 6.96%, Maturing March 2, 2014	$53,750
	91,667	Term Loan - Second Lien, 7.71%, Maturing March 2, 2014	19,708
	158,333	Term Loan - Second Lien, 7.71%, Maturing March 2, 2014	35,625
		Network Solutions, LLC
	195,101	Term Loan, 3.26%, Maturing March 7, 2014	112,183
		Open Solutions, Inc.
	319,370	Term Loan, 3.26%, Maturing January 23, 2014	130,941
		Sensata Technologies Finance Co.
	982,368	Term Loan, 2.93%, Maturing April 27, 2013	513,901
		Spectrum Brands, Inc.
	16,486	Term Loan, 4.45%, Maturing March 30, 2013	10,263
	324,842	Term Loan, 5.90%, Maturing March 30, 2013	202,214
		SS&C Technologies, Inc.
	385,427	Term Loan, 3.43%, Maturing November 23, 2012	287,143
		Vertafore, Inc.
	487,556	Term Loan, 4.66%, Maturing January 31, 2012	368,105
	275,000	Term Loan - Second Lien, 8.16%, Maturing January 31, 2013	166,375

			$3,557,920

Equipment Leasing - 0.1%
		AWAS Capital, Inc.
	507,531	Term Loan - Second Lien, 7.50%, Maturing March 22, 2013	$196,668

			$196,668

Farming/Agriculture - 0.1%
		BF Bolthouse HoldCo, LLC
	375,000	Term Loan - Second Lien, 5.91%, Maturing December 16, 2013	$229,687

			$229,687

Financial Intermediaries - 0.2%
		Jupiter Asset Management Group
GBP	220,143	Term Loan, 5.29%, Maturing June 30, 2015	$165,258
		LPL Holdings, Inc.
	494,962	Term Loan, 2.79%, Maturing December 18, 2014	356,373
		Travelex America Holdings, Inc.
	125,000	Term Loan, 5.93%, Maturing October 31, 2013	75,417
	125,000	Term Loan, 6.43%, Maturing October 31, 2014	75,417

			$672,465

Food Products - 1.8%
		Acosta, Inc.
	609,375	Term Loan, 2.66%, Maturing July 28, 2013	$453,984

Principal
Amount*		Borrower/Tranche Description	Value

		Advantage Sales & Marketing, Inc.
	986,138	Term Loan, 2.70%, Maturing March 29, 2013	$722,346
		American Seafoods Group, LLC
	576,577	Term Loan, 2.16%, Maturing September 30, 2011	501,622
		Black Lion Beverages III B.V.
EUR	1,000,000	Term Loan - Second Lien, 9.49%, Maturing January 24, 2016	643,401
		Charden International B.V.
EUR	242,629	Term Loan, 7.80%, Maturing March 14, 2014	246,976
EUR	242,629	Term Loan, 8.30%, Maturing March 14, 2015	246,976
		Michael Foods, Inc.
	197,824	Term Loan, 3.88%, Maturing November 21, 2010	179,031
		Pinnacle Foods Finance, LLC
	1,058,875	Term Loan, 3.20%, Maturing April 2, 2014	835,629
		Reddy Ice Group, Inc.
	925,000	Term Loan, 2.09%, Maturing August 9, 2012	536,500
		Ruby Acquisitions, Ltd.
GBP	385,043	Term Loan, 6.71%, Maturing January 5, 2015	423,153
		Wrigley Company
	257,699	Term Loan, 6.50%, Maturing October 6, 2014	253,914

			$5,043,532

Food Service - 1.1%
		Aramark Corp.
	29,867	Term Loan, 3.33%, Maturing January 26, 2014	$26,275
	470,133	Term Loan, 3.33%, Maturing January 26, 2014	413,586
GBP	539,000	Term Loan, 5.00%, Maturing January 27, 2014	636,612
		Buffets, Inc.
	258,662	DIP Loan, 19.00%, Maturing July 22, 2009	252,195
	130,528	Term Loan, 7.66%, Maturing July 22, 2009(6)	40,464
	13,004	Term Loan, 7.66%, Maturing July 22, 2009(6)	4,031
	39,451	Term Loan, 8.81%, Maturing May 1, 2013	8,350
	271,510	Term Loan, 7.66%, Maturing November 1, 2013(6)	57,470
		Denny’s, Inc.
	126,652	Term Loan, 4.05%, Maturing March 31, 2012	104,488
	37,000	Term Loan, 4.15%, Maturing March 31, 2012	30,525
		JRD Holdings, Inc.
	615,856	Term Loan, 2.64%, Maturing June 26, 2014	541,954
		OSI Restaurant Partners, LLC
	18,797	Term Loan, 4.35%, Maturing May 9, 2013	8,729
	209,142	Term Loan, 2.69%, Maturing May 9, 2014	97,120
		QCE Finance, LLC
	275,000	Term Loan - Second Lien, 7.22%, Maturing November 5, 2013	110,687
		Selecta
EUR	741,246	Term Loan, 5.41%, Maturing June 28, 2015	659,618

			$2,992,104

Principal
Amount*		Borrower/Tranche Description	Value

Food/Drug Retailers - 1.0%
		General Nutrition Centers, Inc.
	789,712	Term Loan, 3.71%, Maturing September 16, 2013	$540,953
		Iceland Foods Group, Ltd.
GBP	250,000	Term Loan, 3.35%, Maturing May 2, 2014	310,672
GBP	250,000	Term Loan, 4.10%, Maturing May 2, 2015	310,672
		Rite Aid Corp.
	1,000,000	Term Loan, 2.14%, Maturing June 1, 2014	630,000
		Roundy’s Supermarkets, Inc.
	1,170,842	Term Loan, 3.19%, Maturing November 3, 2011	961,554

			$2,753,851

Forest Products - 0.9%
		Georgia-Pacific Corp.
	2,663,758	Term Loan, 3.23%, Maturing December 20, 2012	$2,305,816
		Newpage Corp.
	371,250	Term Loan, 5.31%, Maturing December 5, 2014	215,944

			$2,521,760

Healthcare - 5.0%
		Accellent, Inc.
	1,002,959	Term Loan, 4.70%, Maturing November 22, 2012	$772,278
		Advanced Medical Optics, Inc.
	500,000	Term Loan, 4.38%, Maturing April 2, 2014	482,500
		American Medical Systems
	313,448	Term Loan, 2.69%, Maturing July 20, 2012	272,700
		AMR HoldCo, Inc.
	288,374	Term Loan, 4.17%, Maturing February 10, 2012	255,211
		Biomet, Inc.
	765,313	Term Loan, 4.46%, Maturing December 26, 2014	683,892
EUR	345,625	Term Loan, 5.96%, Maturing December 26, 2014	396,072
		Cardinal Health 409, Inc.
	418,625	Term Loan, 3.71%, Maturing April 10, 2014	266,176
		Carestream Health, Inc.
	924,939	Term Loan, 2.84%, Maturing April 30, 2013	722,994
		Carl Zeiss Vision Holding GmbH
	400,000	Term Loan, 2.91%, Maturing March 23, 2015	187,200
		Community Health Systems, Inc.
	106,729	Term Loan, 2.95%, Maturing July 25, 2014	90,759
	2,086,155	Term Loan, 4.45%, Maturing July 25, 2014	1,774,014
		Dako EQT Project Delphi
	250,000	Term Loan - Second Lien, 5.21%, Maturing December 12, 2016	81,250
		DJO Finance, LLC
	198,000	Term Loan, 3.88%, Maturing May 15, 2014	161,370

Principal
Amount*		Borrower/Tranche Description	Value

		HCA, Inc.
	2,413,506	Term Loan, 3.71%, Maturing November 18, 2013	$2,002,387
		Health Management Association, Inc.
	1,053,739	Term Loan, 3.21%, Maturing February 28, 2014	756,434
		HealthSouth Corp.
	500,000	Term Loan, 4.49%, Maturing March 10, 2013	439,583
		IM U.S. Holdings, LLC
	820,125	Term Loan, 2.84%, Maturing June 26, 2014	707,358
		Invacare Corp.
	186,000	Term Loan, 3.28%, Maturing February 12, 2013	151,590
		MultiPlan Merger Corp.
	448,592	Term Loan, 2.94%, Maturing April 12, 2013	341,677
		National Mentor Holdings, Inc.
	276,120	Term Loan, 3.46%, Maturing June 29, 2013	179,478
	16,800	Term Loan, 4.59%, Maturing June 29, 2013	10,920
		Nyco Holdings
EUR	307,765	Term Loan, 5.24%, Maturing December 29, 2014	259,315
EUR	307,765	Term Loan, 5.99%, Maturing December 29, 2015	259,315
		P&F Capital S.A.R.L.
EUR	206,748	Term Loan, 5.66%, Maturing February 21, 2014	230,141
EUR	64,291	Term Loan, 5.66%, Maturing February 21, 2014	71,565
EUR	123,769	Term Loan, 5.66%, Maturing February 21, 2014	137,773
EUR	99,350	Term Loan, 5.66%, Maturing February 21, 2014	110,592
EUR	93,422	Term Loan, 6.16%, Maturing February 21, 2015	103,993
EUR	34,708	Term Loan, 6.16%, Maturing February 21, 2015	38,635
EUR	72,073	Term Loan, 6.16%, Maturing February 21, 2015	80,228
EUR	293,557	Term Loan, 6.16%, Maturing February 21, 2015	326,772
		ReAble Therapeutics Finance, LLC
	446,138	Term Loan, 3.46%, Maturing November 16, 2013	385,910
		Select Medical Corp.
	493,719	Term Loan, 4.15%, Maturing February 24, 2012	391,272
		Select Medical Holdings Corp.
	481,250	Term Loan, 4.15%, Maturing February 24, 2012	381,391
		Viant Holdings, Inc.
	493,734	Term Loan, 3.71%, Maturing June 25, 2014	254,273

			$13,767,018

Home Furnishings - 0.7%
		Interline Brands, Inc.
	275,543	Term Loan, 2.04%, Maturing June 23, 2013	$176,348
	191,304	Term Loan, 2.04%, Maturing June 23, 2013	122,435
		National Bedding Co., LLC
	1,000,000	Term Loan, 3.01%, Maturing August 31, 2011	457,500
		Oreck Corp.
	442,064	Term Loan, 4.93%, Maturing February 2, 2012(2)	172,847

Principal
Amount*	Borrower/Tranche Description	Value

	Simmons Co.
1,306,601	Term Loan, 9.51%, Maturing December 19, 2011	$993,017

		$1,922,147

Industrial Equipment - 1.0%
	Brand Energy and Infrastructure Services, Inc.
197,500	Term Loan, 4.74%, Maturing February 7, 2014	$115,538
	CEVA Group PLC U.S.
264,395	Term Loan, 3.39%, Maturing January 4, 2014	152,908
756,327	Term Loan, 3.41%, Maturing January 4, 2014	437,409
262,114	Term Loan, 4.46%, Maturing January 4, 2014	151,589
	EPD Holdings (Goodyear Engineering Products)
86,625	Term Loan, 2.93%, Maturing July 13, 2014	43,024
604,844	Term Loan, 2.93%, Maturing July 13, 2014	300,406
200,000	Term Loan - Second Lien, 6.17%, Maturing July 13, 2015	42,000
	Generac Acquisition Corp.
367,146	Term Loan, 2.94%, Maturing November 7, 2013	201,013
	Gleason Corp.
174,893	Term Loan, 3.66%, Maturing June 30, 2013	141,664
20,089	Term Loan, 3.66%, Maturing June 30, 2013	16,272
	John Maneely Co.
510,770	Term Loan, 4.44%, Maturing December 8, 2013	283,477
	Polypore, Inc.
837,250	Term Loan, 2.45%, Maturing July 3, 2014	565,144
	Sequa Corp.
397,522	Term Loan, 3.69%, Maturing November 30, 2014	249,047
	TFS Acquisition Corp.
219,938	Term Loan, 4.96%, Maturing August 11, 2013	98,972

		$2,798,463

Insurance - 1.2%
	CCC Information Services Group, Inc.
566,020	Term Loan, 3.72%, Maturing February 10, 2013	$401,874
	Conseco, Inc.
782,021	Term Loan, 2.39%, Maturing October 10, 2013	506,358
	Crawford & Company
348,143	Term Loan, 3.96%, Maturing October 31, 2013	287,218
	Crump Group, Inc.
225,099	Term Loan, 3.41%, Maturing August 4, 2014	141,812
	Getty Images, Inc.
1,472,031	Term Loan, 7.24%, Maturing July 2, 2015	1,389,229
	Hub International Holdings, Inc.
131,137	Term Loan, 3.96%, Maturing June 13, 2014	97,369
583,435	Term Loan, 3.96%, Maturing June 13, 2014	433,201
	U.S.I. Holdings Corp.
221,625	Term Loan, 4.21%, Maturing May 4, 2014	128,543

		$3,385,604

Principal
Amount*	Borrower/Tranche Description	Value

Leisure Goods/Activities/Movies - 2.9%
	24 Hour Fitness Worldwide, Inc.
393,863	Term Loan, 3.43%, Maturing June 8, 2012	$244,195
	AMC Entertainment, Inc.
1,984,655	Term Loan, 2.14%, Maturing January 26, 2013	1,755,592
	Bombardier Recreational Products
524,051	Term Loan, 4.22%, Maturing June 28, 2013	247,614
	Cinemark, Inc.
1,000,000	Term Loan, 2.53%, Maturing October 5, 2013	900,500
	Metro-Goldwyn-Mayer Holdings, Inc.
1,610,552	Term Loan, 4.22%, Maturing April 8, 2012	742,464
	National CineMedia, LLC
725,000	Term Loan, 3.75%, Maturing February 13, 2015	461,929
	Regal Cinemas Corp.
1,984,772	Term Loan, 5.21%, Maturing November 10, 2010	1,806,142
	Revolution Studios Distribution Co., LLC
301,696	Term Loan, 4.16%, Maturing December 21, 2014	199,120
225,000	Term Loan - Second Lien, 7.41%, Maturing June 21, 2015	36,000
	Six Flags Theme Parks, Inc.
837,250	Term Loan, 2.92%, Maturing April 30, 2015	583,982
	Universal City Development Partners, Ltd.
925,455	Term Loan, 6.00%, Maturing June 9, 2011	851,418
	Zuffa, LLC
492,500	Term Loan, 2.44%, Maturing June 20, 2016	360,756

		$8,189,712

Lodging and Casinos - 1.2%
	Harrah’s Operating Co.
496,250	Term Loan, 4.16%, Maturing January 28, 2015	$310,889
1,985,000	Term Loan, 4.26%, Maturing January 28, 2015	1,239,247
	Herbst Gaming, Inc.
994,937	Term Loan, 0.00%, Maturing December 2, 2011(5)	254,953
	Isle of Capri Casinos, Inc.
564,926	Term Loan, 3.21%, Maturing November 30, 2013	380,518
170,338	Term Loan, 3.21%, Maturing November 30, 2013	114,735
225,971	Term Loan, 3.21%, Maturing November 30, 2013	152,207
	New World Gaming Partners, Ltd.
288,750	Term Loan, 3.94%, Maturing June 30, 2014	133,186
58,333	Term Loan, 3.94%, Maturing June 30, 2014	26,906

Principal
Amount*		Borrower/Tranche Description	Value

		Venetian Casino Resort/Las Vegas Sands, Inc.
	167,227	Term Loan, 2.16%, Maturing May 14, 2014	$82,659
	827,731	Term Loan, 2.16%, Maturing May 23, 2014	409,143
		VML US Finance, LLC
	133,333	Term Loan, 2.66%, Maturing May 25, 2012	77,273
	266,667	Term Loan, 2.66%, Maturing May 25, 2013	154,545

			$3,336,261

Nonferrous Metals/Minerals - 0.6%
		Euramax International, Inc.
	167,941	Term Loan - Second Lien, 11.00%, Maturing June 28, 2013	$33,588
	83,309	Term Loan - Second Lien, 11.00%, Maturing June 28, 2013	16,662
		Murray Energy Corp.
	721,875	Term Loan, 6.94%, Maturing January 28, 2010	642,469
		Noranda Aluminum Acquisition
	1,523,439	Term Loan, 4.24%, Maturing May 18, 2014	864,552

			$1,557,271

Oil and Gas - 0.2%
		Dresser, Inc.
	300,000	Term Loan - Second Lien, 7.99%, Maturing May 4, 2015	$148,500
		Enterprise GP Holdings, L.P.
	297,000	Term Loan, 3.25%, Maturing October 31, 2014	270,270
		Targa Resources, Inc.
	87,903	Term Loan, 3.46%, Maturing October 31, 2012	62,118
	228,544	Term Loan, 5.93%, Maturing October 31, 2012	161,505

			$642,393

Publishing - 3.7%
		American Media Operations, Inc.
	974,436	Term Loan, 3.95%, Maturing January 31, 2013	$584,661
		CanWest MediaWorks, Ltd.
	221,625	Term Loan, 4.20%, Maturing July 10, 2014	125,772
		GateHouse Media Operating, Inc.
	175,000	Term Loan, 2.57%, Maturing August 28, 2014	45,354
	375,000	Term Loan, 4.20%, Maturing August 28, 2014	97,188
		Idearc, Inc.
	2,797,925	Term Loan, 3.42%, Maturing November 17, 2014	971,579
		Laureate Education, Inc.
	59,285	Term Loan, 4.41%, Maturing August 17, 2014	36,831
	396,168	Term Loan, 4.41%, Maturing August 17, 2014	246,120
		MediaNews Group, Inc.
	198,282	Term Loan, 4.66%, Maturing August 2, 2013	66,623
		Mediannuaire Holding
EUR	242,204	Term Loan, 4.66%, Maturing October 10, 2014	73,764
EUR	242,204	Term Loan, 5.16%, Maturing October 10, 2015	73,764

Principal
Amount*		Borrower/Tranche Description	Value

		Nebraska Book Co., Inc.
	716,259	Term Loan, 6.38%, Maturing March 4, 2011	$530,032
		Nielsen Finance, LLC
	1,461,333	Term Loan, 3.88%, Maturing August 9, 2013	1,169,067
		Philadelphia Newspapers, LLC
	212,423	Term Loan, 0.00%, Maturing June 29, 2013(5)	35,404
		R.H. Donnelley Corp.
	971,508	Term Loan, 6.75%, Maturing June 30, 2010	632,290
		Reader’s Digest Association, Inc. (The)
	908,812	Term Loan, 3.61%, Maturing March 2, 2014	363,525
		Seat Pagine Gialle SpA
EUR	1,574,725	Term Loan, 3.81%, Maturing May 25, 2012	1,335,784
		TL Acquisitions, Inc.
	496,231	Term Loan, 2.91%, Maturing July 5, 2014	377,694
		Trader Media Corp.
GBP	437,625	Term Loan, 3.78%, Maturing March 23, 2015	277,730
		Tribune Co.
	179,200	Term Loan, 0.00%, Maturing May 17, 2009(5)	50,355
	790,000	Term Loan, 0.00%, Maturing May 17, 2014(5)	220,918
		World Directories Acquisition
EUR	877,676	Term Loan, 5.65%, Maturing May 31, 2014	427,035
		Xsys, Inc.
EUR	1,000,000	Term Loan, 7.54%, Maturing September 27, 2014	641,114
		YBR Acquisition BV
EUR	450,000	Term Loan, 4.27%, Maturing June 30, 2013	381,239
EUR	450,000	Term Loan, 4.77%, Maturing June 30, 2014	381,239
		Yell Group, PLC
	2,000,000	Term Loan, 3.41%, Maturing February 10, 2013	1,253,334

			$10,398,416

Radio and Television - 1.7%
		Block Communications, Inc.
	266,750	Term Loan, 3.46%, Maturing December 22, 2011	$224,070
		CMP KC, LLC
	481,844	Term Loan, 4.41%, Maturing May 5, 2013	275,567
		NEP II, Inc.
	171,936	Term Loan, 2.66%, Maturing February 16, 2014	128,952
		Nexstar Broadcasting, Inc.
	381,241	Term Loan, 3.21%, Maturing October 1, 2012	224,932
	360,704	Term Loan, 3.21%, Maturing October 1, 2012	212,816
		PanAmSat Corp.
	394,830	Term Loan, 3.93%, Maturing January 3, 2014	341,810
	394,710	Term Loan, 3.93%, Maturing January 3, 2014	341,706
	394,710	Term Loan, 3.93%, Maturing January 3, 2014	341,706
		Paxson Communications Corp.
	850,000	Term Loan, 4.34%, Maturing January 15, 2012	335,750

Principal
Amount*		Borrower/Tranche Description	Value

		SFX Entertainment
	340,594	Term Loan, 4.26%, Maturing June 21, 2013	$250,337
		Tyrol Acquisition 2 SAS
EUR	250,000	Term Loan, 3.77%, Maturing January 19, 2015	204,556
EUR	250,000	Term Loan, 4.46%, Maturing January 19, 2016	204,556
		Univision Communications, Inc.
	154,100	Term Loan - Second Lien, 2.91%, Maturing March 29, 2009	134,838
	2,024,990	Term Loan, 2.66%, Maturing September 29, 2014	1,076,861
		Young Broadcasting, Inc.
	241,250	Term Loan, 5.24%, Maturing November 3, 2012	96,299
	486,250	Term Loan, 5.24%, Maturing November 3, 2012	194,095

			$4,588,851

Rail Industries - 0.1%
		Rail America, Inc.
	27,360	Term Loan, 5.44%, Maturing August 14, 2009	$25,034
	422,640	Term Loan, 5.44%, Maturing August 13, 2010	386,716

			$411,750

Retailers (Except Food and Drug) - 0.7%
		American Achievement Corp.
	229,495	Term Loan, 2.59%, Maturing March 25, 2011	$169,827
		Josten’s Corp.
	375,045	Term Loan, 2.45%, Maturing October 4, 2011	328,165
		Neiman Marcus Group, Inc.
	205,696	Term Loan, 4.19%, Maturing April 5, 2013	142,530
		Orbitz Worldwide, Inc.
	311,063	Term Loan, 4.24%, Maturing July 25, 2014	138,423
		Oriental Trading Co., Inc.
	451,540	Term Loan, 3.98%, Maturing July 31, 2013	252,862
	300,000	Term Loan - Second Lien, 6.41%, Maturing January 31, 2013	77,250
		Rent-A-Center, Inc.
	257,600	Term Loan, 2.15%, Maturing November 15, 2012	217,672
		Rover Acquisition Corp.
	416,500	Term Loan, 3.55%, Maturing October 26, 2013	335,283
		Savers, Inc.
	100,479	Term Loan, 3.20%, Maturing August 11, 2012	84,402
	109,927	Term Loan, 3.20%, Maturing August 11, 2012	92,339
		The Yankee Candle Company, Inc.
	184,654	Term Loan, 3.40%, Maturing February 6, 2014	101,560

			$1,940,313

Steel - 0.2%
		Algoma Acquisition Corp.
	705,032	Term Loan, 2.95%, Maturing June 20, 2013	$452,983

Principal
Amount*		Borrower/Tranche Description	Value

		Niagara Corp.
	295,500	Term Loan, 5.46%, Maturing June 29, 2014	$155,138

			$608,121

Surface Transport - 0.1%
		Swift Transportation Co., Inc.
	501,163	Term Loan, 5.49%, Maturing May 10, 2014	$229,752

			$229,752

Telecommunications - 1.3%
		Asurion Corp.
	425,000	Term Loan, 4.33%, Maturing July 13, 2012	$310,250
	250,000	Term Loan - Second Lien, 6.86%, Maturing January 13, 2013	140,000
		BCM Luxembourg, Ltd.
EUR	369,310	Term Loan, 3.65%, Maturing September 30, 2014	348,647
EUR	369,351	Term Loan, 3.90%, Maturing September 30, 2015	348,686
EUR	500,000	Term Loan - Second Lien, 6.02%, Maturing March 31, 2016	316,188
		CommScope, Inc.
	458,556	Term Loan, 3.68%, Maturing November 19, 2014	390,919
		Intelsat Subsidiary Holding Co.
	293,250	Term Loan, 3.93%, Maturing July 3, 2013	260,076
		IPC Systems, Inc.
GBP	255,545	Term Loan, 5.05%, Maturing May 31, 2014	185,168
		Macquarie UK Broadcast Ventures, Ltd.
GBP	219,163	Term Loan, 3.59%, Maturing December 26, 2014	202,080
		Stratos Global Corp.
	305,500	Term Loan, 3.95%, Maturing February 13, 2012	262,730
		Windstream Corp.
	864,443	Term Loan, 2.59%, Maturing July 17, 2013	786,643

			$3,551,387

Utilities - 1.7%
		AEI Finance Holding, LLC
	75,414	Revolving Loan, 3.41%, Maturing March 30, 2012	$45,060
	537,697	Term Loan, 4.46%, Maturing March 30, 2014	321,274
		Astoria Generating Co.
	375,000	Term Loan - Second Lien, 4.11%, Maturing August 23, 2013	270,000
		BRSP, LLC
	480,188	Term Loan, 5.55%, Maturing July 13, 2009	410,561
		Calpine Corp.
	245,644	DIP Loan, 4.34%, Maturing March 30, 2009	189,785
		Mirant North America, LLC
	990,507	Term Loan, 2.16%, Maturing January 3, 2013	902,847
		NRG Energy, Inc.
	1,129,151	Term Loan, 2.66%, Maturing June 1, 2014	1,048,955
	556,432	Term Loan, 2.96%, Maturing June 1, 2014	516,912

Principal
Amount*	Borrower/Tranche Description	Value

	TXU Texas Competitive Electric Holdings Co., LLC
1,212,169	Term Loan, 3.91%, Maturing October 10, 2014	$847,912
222,188	Term Loan, 4.75%, Maturing October 10, 2014	155,587

		$4,708,893

Total Senior Floating-Rate Interests (identified cost $200,652,114)		$138,134,374

Mortgage-Backed Securities - 62.0%
Collateralized Mortgage Obligations - 10.0%

Principal
Amount
(000’s omitted)	Security	Value

	Federal Home Loan Mortgage Corp.:
$7,386	Series 2113, Class QG, 6.00%, 1/15/29	$7,633,159
3,549	Series 2167, Class BZ, 7.00%, 6/15/29	3,737,561
4,462	Series 2182, Class ZB, 8.00%, 9/15/29	4,821,775
	Federal National Mortgage Association:
245	Series 1989-89, Class H, 9.00%, 11/25/19	271,093
550	Series 1991-122, Class N, 7.50%, 9/25/21	587,235
4,992	Series 1993-84, Class M, 7.50%, 6/25/23	5,373,430
1,401	Series 1997-28, Class ZA, 7.50%, 4/20/27	1,492,722
1,321	Series 1997-38, Class N, 8.00%, 5/20/27	1,443,693
2,326	Series G-33, Class PT, 7.00%, 10/25/21	2,453,774

Total Collateralized Mortgage Obligations (identified cost $25,533,297)		$27,814,442

Mortgage Pass-Throughs - 52.0%

Principal
Amount
(000’s omitted)	Security	Value

	Federal Home Loan Mortgage Corp.:
$12,893	5.00%, with maturity at 2019	$13,280,692
11,490	6.00%, with various maturities to 2029(7)	11,902,677
2,568	6.15%, with maturity at 2027	2,669,858
6,567	6.50%, with maturity at 2019	6,862,594
4,563	7.00%, with various maturities to 2013	4,698,141
4,341	7.50%, with maturity at 2024	4,762,701
6,166	8.00%, with various maturities to 2031	6,724,198
6,528	8.50%, with various maturities to 2031	7,358,611
621	9.00%, with maturity at 2031	718,519
582	9.50%, with various maturities to 2022	641,482
1,404	11.50%, with maturity at 2019	1,545,323

		$61,164,796

Principal
Amount
(000’s omitted)	Security	Value

	Federal National Mortgage Association:
$10,421	5.00%, with maturity at 2013	$10,607,353
3,048	5.50%, with maturity at 2029	3,092,267
3,628	6.321%, with maturity at 2032(8)	3,718,078
8,171	6.50%, with maturity at 2018	8,524,547
8,031	7.00%, with various maturities to 2032	8,566,430
15,216	7.50%, with various maturities to 2031	16,616,194
4,498	8.00%, with various maturities to 2029	4,951,484
887	8.50%, with maturity at 2027	962,017
2,076	9.00%, with various maturities to 2029	2,369,183
214	9.50%, with maturity at 2014	223,039
1,858	10.00%, with various maturities to 2031(7)	2,085,985

		$61,716,577

	Government National Mortgage Association:
7,039	7.50%, with maturity at 2025	7,704,453
6,923	8.00%, with various maturities to 2027	7,678,840
3,585	9.00%, with maturity at 2026	4,090,675
668	9.50%, with maturity at 2025	765,574
801	11.00%, with maturity at 2018	892,028

		$21,131,570

Total Mortgage Pass-Throughs (identified cost $141,969,687)		$144,012,943

Total Mortgage-Backed Securities (identified cost $167,502,984)		$171,827,385

Asset Backed Securities - 0.0%

Principal
Amount
(000’s omitted)	Security	Value

$500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1,
	5.893%, 7/17/19(8)(9)	$64,550

Total Asset Backed Securities (identified cost $500,000)		$64,550

Corporate Bonds & Notes - 1.0%

Principal
Amount*
(000’s omitted)		Security	Value

Building and Development - 0.1%
		Grohe Holding, Variable Rate
EUR	500	5.487%, 1/15/14	$286,490

			$286,490

	Principal
	Amount*
	(000’s omitted)	Security	Value

Cable and Satellite Television - 0.8%
		Iesy Hessen & ISH NRW, Variable Rate
EUR	2,000	7.702%, 4/15/13	$2,253,504

			$2,253,504

Telecommunications - 0.1%
		Qwest Corp., Sr. Notes, Variable Rate
	200	5.246%, 6/15/13	$172,000

			$172,000

Total Corporate Bonds & Notes (identified cost $3,298,925)			$2,711,994

Foreign Corporate Bonds & Notes - 1.2%

	Principal
	Amount*
	(000’s omitted)	Security	Value

		JP Morgan Chilean Inflation Linked Note
	2,371	3.80%, 11/17/15(10)	$2,324,058
		Kazkommerts International BV
	2,000	7.875%, 4/7/14	1,120,000

Total Foreign Corporate Bonds & Notes (identified cost $3,620,997)			$3,444,058

Foreign Government Securities - 5.0%

Principal
Amount*
(000’s omitted)		Security	Value

		Ghana Government Bond
GHS	730	13.69%, 3/15/10(2)	$510,815
GHS	320	13.50%, 3/30/10(2)	222,897
GHS	1,300	13.67%, 6/11/12(2)	803,738
		Ivory Coast
	562	4.00%, 3/31/28	219,684
		Kenyan Treasury Bond
KES	4,050	9.50%, 3/23/09	50,992
		Nota Do Tesouro Nacional
BRL	2,817	6.00%, 5/15/15(11)	1,127,023
		Republic of Georgia
	8,181	7.50%, 4/15/13	5,346,283
		Republic of Indonesia
	600	6.875%, 1/17/18	465,750
		Republic of Turkey
	187	6.875%, 3/17/36	153,202
		Republic of Uruguay
UYU	45,534	5.00%, 9/14/18(12)	1,377,078
	187	7.875%, 1/15/33	157,725

Total Foreign Government Securities (identified cost $12,904,444)			$10,435,187

Currency Options Purchased - 0.0%

	Principal
	Amount of Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	Value

Euro Put Option	EUR	300	1.3375	02/12/09	$18,549
Euro Put Option	EUR	300	1.3705	04/08/09	31,913
Euro Put Option	EUR	300	1.3745	05/13/09	34,924

	Principal
	Amount of Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	Value

South Korean Won Call Option	KRW	1,831,000	915.5	06/02/09	$17,065

Total Currency Options Purchased (identified cost $79,218)					$102,451

Short-Term Investments - 6.6%
Foreign Government Securities - 1.1%

Principal
Amount
(000’s omitted)		Security	Value

		Central Bank of Iceland
ISK	100,000	15.25%, 3/25/09(8)	$575,944
		Rikisbref
ISK	194,954	8.50%, 6/12/09	1,104,060
		Rikisbref
ISK	225,860	0.00%, 3/20/09	1,275,973

Total Foreign Government Securities (identified cost $4,185,178)			$2,955,977

Other Securities - 5.5%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.23%(13)	$15,404	$15,404,243

Total Other Securities (identified cost $15,404,243)		$15,404,243

Total Short-Term Investments (identified cost $19,589,421)		$18,360,220

Gross Investments - 124.4% (identified cost $408,148,103)		$345,080,219

Less Unfunded Loan Commitments - (0.0)%		$(96,642)

Net Investments - 124.4% (identified cost $408,051,461)		$344,983,577

Other Assets, Less Liabilities - (24.4)%		$(67,645,695)

Net Assets - 100.0%		$277,337,882

BRL	- Brazilian Real

EUR	- Euro

GBP	- British Pound Sterling

GHS	- Ghanaian Cedi

ISK	- Icelandic Krona

KES	- Kenyan Shilling

KRW	- South Korean Won

UYU	- Uruguayan Peso

*	In U.S. dollars unless otherwise indicated.

DIP	- Debtor in Possession

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)	This Senior Loan will settle after January 31, 2009, at which time the interest rate will be determined.

(4)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(5)	Defaulted security. Currently the issuer is in default with respect to interest payments.

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(7)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(8)	Adjustable rate security. Rate shown is the rate at January 31, 2009.

(9)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate value of the securities is $64,550 or less than 0.005% of the Fund’s net assets.

(10)	Bond pays a coupon of 3.8% on the face at the end of the payment period. Principal is adjusted based on changes in the Chilean UF (Unidad de Fomento) Rate. The original face is $2,000,000 and the current face is $2,371,205.

(11)	Bond pays a coupon of 6% on the face at the end of the payment period. Principal is adjusted based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 1,569,000 and the current face is BRL 2,816,881.

(12)	Bond pays a coupon of 5% on the face at the end of the payment period. Principal is adjusted with the Uruguayan inflation rate. The original face is UYU 38,030,000 and the current face is UYU 45,534,054.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $28,311.

A summary of financial instruments outstanding at January 31, 2009 is as follows:
Forward Foreign Currency Exchange Contracts
Sales

			Net Unrealized
Settlement			Appreciation
Dates	Deliver	In Exchange For	(Depreciation)
2/17/09	Australian Dollar 3,080,000	United States Dollar 2,100,683	$145,776
2/27/09	British Pound Sterling 1,846,054	United States Dollar 2,632,768	(41,521)
2/09/09	Croatia Kuna 3,169,900	Euro 424,700	(7,392)
2/03/09	Czech Republic Koruna 21,490,000	Euro 768,172	(3,369)
2/17/09	Czech Republic Koruna 64,490,000	Euro 2,310,476	(2,732)
2/27/09	Euro 17,679,937	United States Dollar 23,378,181	749,123
2/05/09	Israeli Shekel 8,050,000	United States Dollar 2,065,215	87,437
2/27/09	Malaysian Ringgit 7,670,000	United States Dollar 2,118,726	(5,006)
2/23/09	Philippine Peso 97,600,000	United States Dollar 2,051,455	(1,800)
2/04/09	Romanian Leu 7,630,000	Euro 1,762,735	(16,957)
2/05/09	Romanian Leu 7,610,000	Euro 1,783,245	16,158
2/11/09	Romanian Leu 3,737,427	Euro 866,951	(749)
4/23/09	Russian Rouble 75,700,000	United States Dollar 2,108,635	143,490
2/17/09	Singapore Dollar 3,050,000	United States Dollar 2,049,869	29,868
2/27/09	Singapore Dollar 3,110,000	United States Dollar 2,059,821	374
2/04/09	South African Rand 32,448,983	United States Dollar 3,275,359	97,326
2/04/09	South African Rand 7,330,000	United States Dollar 719,419	1,523
2/12/09	South African Rand 7,723,563	United States Dollar 768,208	13,480
2/26/09	Taiwan Dollar 76,400,000	United States Dollar 2,313,049	48,501
3/12/09	Taiwan Dollar 23,500,000	United States Dollar 700,551	4,667
4/15/09	Taiwan Dollar 67,180,000	United States Dollar 2,016,388	27,048
4/21/09	Taiwan Dollar 59,600,000	United States Dollar 1,776,188	11,308

			Net Unrealized
Settlement			Appreciation
Dates	Deliver	In Exchange For	(Depreciation)
4/30/09	Taiwan Dollar 76,350,000	United States Dollar 2,260,615	$(267)
2/06/09	Thai Baht 76,000,000	United States Dollar 2,162,162	(10,441)
2/20/09	Thai Baht 67,590,000	United States Dollar 1,930,040	1,986

			$1,287,831

Purchases

			Net Unrealized
Settlement			Appreciation
Dates	In Exchange For	Deliver	(Depreciation)
3/03/09	Brazilian Real 2,883,492	United States Dollar 1,254,129	$(22,394)
2/09/09	Colombian Peso 3,463,573,521	United States Dollar 1,569,358	(149,046)
2/03/09	Czech Republic Koruna 21,490,000	Euro 736,314	44,159
2/05/09	Euro 1,798,946	United States Dollar 2,326,937	(23,637)
2/05/09	Mexican Peso 40,300,000	United States Dollar 2,880,012	(75,662)
2/17/09	Peruvian New Sol 9,565,000	United States Dollar 3,017,350	(20,326)
2/11/09	Polish Zloty 11,824,750	Euro 2,837,713	(240,636)
2/12/09	Polish Zloty 4,541,250	Euro 1,041,261	(30,352)

			$(517,894)

At January 31, 2009, closed forward currency purchases and sales contracts excluded above amounted to a receivable of $136,965 and a payable of $182,407.
Futures Contracts

					Net
					Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
9/10	130 U.K. 3 Month Pound Sterling	Long	$22,674,432	$23,017,281	$342,849
3/09	22 U.S. 5 Year Treasury Note	Short	(2,548,657)	(2,599,781)	(51,124)

					$291,725

Descriptions of the underlying instruments to Futures Contracts:

•	U.K. 3 Month Pound Sterling: Interest Rate Futures traded on LIFFE London.

•	U.S. 5 Year Treasury Note: U.S. Treasury notes that have an original maturity of not more than 5 years and 3 months and a remaining maturity of not less than 4 years and 2 months as of the 1st day of the delivery month.

Credit Default Swaps
The Fund may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Fund may otherwise invest, or to enhance return. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no benefits from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.
At January 31, 2009, the Fund had the following credit default swap contracts outstanding:
Credit Default Swaps - Sell Protection

		Notional	Contract		Current Market	Unrealized
Reference		Amount*	Annual Fixed	Termination	Annual Fixed	Appreciation
Entity	Counterparty	(000’s omitted)	Rate**	Date	Rate***	(Depreciation)

Brazil	JPMorgan Chase Bank	$2,100	5.25%	11/20/09	2.30%	$49,338
Colombia	Credit Suisse First Boston, Inc.	2,200	4.90	11/20/09	2.55	41,097
Iceland	JPMorgan Chase Bank	1,300	1.70	3/20/18	8.68	(420,355)
Iceland	JPMorgan Chase Bank	2,600	1.75	3/20/18	8.68	(834,685)
Iceland	Barclays Bank PLC	800	1.88	3/20/18	8.68	(252,006)
Iceland	JPMorgan Chase Bank	800	1.90	3/20/18	8.68	(251,264)
Iceland	JPMorgan Chase Bank	1,000	2.10	3/20/23	7.45	(305,697)
Iceland	JPMorgan Chase Bank	1,000	2.45	3/20/23	7.45	(285,704)
Kazakhstan	Citigroup, Inc.	1,900	8.00	10/20/09	11.54	(45,537)
Kazakhstan	Barclays Bank PLC	1,900	9.75	11/20/09	11.54	(25,559)
Latvia	Barclays Bank PLC	900	8.20	12/20/13	8.12	2,493
Latvia	Barclays Bank PLC	900	8.50	12/20/13	8.12	11,695
Latvia	Credit Suisse First Boston, Inc.	1,000	9.00	12/20/13	8.12	30,034
Peru	Citigroup, Inc.	1,900	2.00	9/20/11	3.03	(47,860)
Peru	Citigroup, Inc.	1,000	2.90	10/20/13	3.51	(24,729)

						$(2,358,739)

Credit Default Swaps - Buy Protection

		Notional	Contract
Reference		Amount	Annual Fixed	Termination	Net Unrealized
Entity	Counterparty	(000’s omitted)	Rate**	Date	Appreciation

Austria	Barclays Bank PLC	$2,200	0.44%	12/20/13	$98,222
Austria	Barclays Bank PLC	1,000	1.42	3/20/14	1,384
Italy	Credit Suisse First Boston, Inc.	6,800	0.20	12/20/16	640,985
Kazakhstan	Barclays Bank PLC	2,000	2.43	9/20/13	422,630
Philippines	Credit Suisse First Boston, Inc.	5,000	2.15	9/20/11	214,244

		Notional	Contract
Reference		Amount	Annual Fixed	Termination	Net Unrealized
Entity	Counterparty	(000’s omitted)	Rate**	Date	Appreciation

Philippines	JPMorgan Chase Bank	$5,000	2.17%	9/20/11	$211,843
Turkey	JPMorgan Chase Bank	10,000	2.00	3/20/10	240,456
Turkey	Credit Suisse First Boston, Inc.	10,000	2.01	3/20/10	239,361
Turkey	Credit Suisse First Boston, Inc.	880	2.11	1/20/13	62,899
Turkey	Barclays Bank PLC	1,100	2.12	1/20/13	78,253
Turkey	JPMorgan Chase Bank	3,740	2.12	1/20/13	266,060

					$2,476,337

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2009, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $21,300,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
Interest Rate Swaps

						Net
						Unrealized
	Notional	Fund Pays/Receives	Floating Rate	Annual Fixed		Appreciation
Counterparty	Amount	Floating Rate	Index	Rate	Termination Date	(Depreciation)

Barclays Bank PLC:	12,000,000 MYR	Pay	KLIBOR	3.85%	3/27/12	$142,416
JPMorgan Chase Bank:	3,693,637 BRL	Pay	Brazilian Interbank Deposit Rate	12.73	1/2/12	72,594
	4,309,749 BRL	Pay	Brazilian Interbank Deposit Rate	10.35	1/2/12	(135,113)

						$79,897

BRL	Brazilian Real
KLIBOR	Kuala Lumpur Interbank Offered Rate
MYR	Malaysian Ringgit

At January 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$409,681,199

Gross unrealized appreciation	$5,753,145
Gross unrealized depreciation	(70,450,767)

Net unrealized depreciation	$(64,697,622)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$15,506,694	$291,725
Level 2	Other Significant Observable Inputs	327,756,476	967,432
Level 3	Significant Unobservable Inputs	1,720,407	—

Total		$344,983,577	$1,259,157

*	Other financial instruments are financial futures contracts, swap contracts and forward foreign currency exchange contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in Securities
Balance as of October 31, 2008	$2,004,855
Realized gains (losses)	(42)
Change in net unrealized appreciation (depreciation)	(282,867)
Net purchases (sales)	(1,539)
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of January 31, 2009	$1,720,407

Debt obligations, including listed securities and securities for which quotations are available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, where in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events.
Credit default swaps are normally valued using valuations provided by pricing vendors. The pricing vendors employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing vendor using proprietary models.
Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or at the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	March 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	March 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 25, 2009